Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2019
Entity Registrant Name	TOWER SEMICONDUCTOR LTD
Entity Central Index Key	0000928876
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31